New Accounting Pronouncements	12 Months Ended
Jan. 31, 2024
New Accounting Pronouncements

3. New Accounting Pronouncements

The following new accounting standards and interpretations will be adopted by the Company subsequent to January 31, 2024.

(a)	IAS 1 – Presentation of Financial Statements

IAS 1 has been amended to modify the requirements introduced by Classification of Liabilities as Current or Non-current on how an entity classifies debt and other financial liabilities as current or non-current in particular circumstances. Only covenants with which an entity is required to comply on or before the reporting date affect the classification of a liability as current or non-current. In addition, an entity has to disclose information in the notes that enables users of financial statements to understand the risk that non-current liabilities with covenants could become repayable within twelve months.

The amendments are to be applied prospectively and are effective for annual periods beginning on or after January 1, 2024. The Company is currently assessing the impact from this amendment on its consolidated financial statements.

The following new accounting standards and interpretations were adopted by the Company at February 1, 2023.

(b)	IAS 1 – Presentation of Financial Statements

IAS 1 has been revised to (i) clarify that the classification of liabilities as current or non-current should be based on rights that are in existence at the end of the reporting period and align the wording in all affected paragraphs to refer to the "right" to defer settlement by at least twelve months and make explicit that only rights in place "at the end of the reporting period" should affect the classification of a liability; (ii) clarify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability; and (iii) make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services. The amendments are effective for annual reporting periods beginning on or after January 1, 2023 and are to be applied retrospectively. The amendments did not have a material impact on the Company’s consolidated financial statements.

IAS 1 has also been amended to help preparers in deciding which accounting policies to disclose in their financial statements. The amendments are to be applied prospectively and are effective for annual periods beginning on or after January 1, 2023. The amendments did not have a material impact on the Company’s consolidated financial statements.

(c)	IAS 8 - Accounting Policies, Changes in Accounting Estimates and Errors

IAS 8 has been amended to introduce the definition of an accounting estimate and include other amendments to help entities distinguish changes in accounting estimates from changes in accounting policies. The amendments are effective for annual periods beginning on or after January 1, 2023 and changes in accounting policies and changes in accounting estimates that occur on or after the start of that period. The amendments did not have a material impact on the Company’s consolidated financial statements.